Note 3 - Financial Statement Presentation (Details Textual) $ in Thousands, $ in Millions	Aug. 26, 2020 CAD ($)	Jul. 08, 2020 CAD ($)	Jun. 30, 2020 USD ($)		Jun. 30, 2020 CAD ($)		Mar. 31, 2020 CAD ($)		Dec. 31, 2019	Dec. 02, 2019	Sep. 12, 2018 USD ($)	Apr. 18, 2018 USD ($)	Apr. 18, 2018 CAD ($)
Statement Line Items [Line Items]
Total borrowings					$ 782,256		$ 782,003
Preferred shares, fixed-to-floating rate		8.50%
Equity investment commitment		$ 100,000
Initial reduction of annual cash interest expense		$ 45,000
Additonal terms to recapitalization [Member]
Statement Line Items [Line Items]
Private placement, shares to be issued, amount	$ 3,700
Credit facility [member]
Statement Line Items [Line Items]
Borrowings, debt accordion													$ 370,000
Borrowings, senior debit to EBITDA covenant ratio			2		2				1.5
Borrowings, EBITDA covenant ratio			4		4				3.5
Borrowings, interest rate		6.75%										3.75%	3.75%
Total borrowings		$ 335,000			$ 246,256		$ 236,389	[1]
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Notional amount											$ 250.0	$ 250.0
Borrowings, interest rate		8.75%	8.75%	[2]	8.75%	[2]	8.75%	[2]		8.75%	8.75%
Total borrowings			$ 207.0		$ 270,543	[3]	$ 280,535	[3]
Subordinated convertible debentures due March 31, 2023 [member]
Statement Line Items [Line Items]
Borrowings, convertible, exchange for common equity		$ 100,000
Subordinated convertible debentures due December 31, 2021 [member]
Statement Line Items [Line Items]
Borrowings, interest rate		6.75%
Borrowings, convertible, exchange for common equity		$ 160,000
New Subordinated Notes [Member] | Additonal terms to recapitalization [Member]
Statement Line Items [Line Items]
Notional amount	$ 15,000
Borrowings, interest rate	7.00%
Borrowings, term (Year)	6 years

[1]	In April 2018 the credit facility size was increased to $352.5 million from $342.5 million, with an accordion for Just Energy to draw up to $370 million. On June 28, 2019, the Company exercised its option to access the amounts relating to the accordion agreement as part of the credit facility. Certain principal amount outstanding under the letter of credit facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. The Company amended its senior secured credit facility to increase the senior debt to EBITDA covenant ratio from 1.50:1 to 2.00:1 and the total debt to EBITDA covenant from 3.50:1 to 4.00:1 for the first quarter of fiscal 2021. As at June 30, 2020, the Company was compliant with all of these covenants. On July 8, 2020, the Company announced a comprehensive Recapitalization that is expected to be implemented in September 2020 and amended the maturity date of the existing credit facility from September 1, 2020 to December 1, 2020. The Recapitalization includes a $335 million extension of the credit facility for three years to December 2023. Interest is payable on outstanding loans at rates that vary with Bankers' Acceptance rates, LIBOR, Canadian bank prime rate or U.S. prime rate. Under the terms of the operating credit facility, Just Energy is able to make use of Bankers' Acceptances and LIBOR advances at stamping fees of 3.750%. Prime rate advances are at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 2.750% and letters of credit are at a rate of 3.750%. Interest rates are adjusted quarterly based on certain financial performance indicators. As at June 30, 2020, the Canadian prime rate was 2.45% and the U.S. prime rate was 3.25%. As at June 30, 2020, $246.3 million has been drawn against the facility and total letters of credit outstanding as of June 30, 2020, amounted to $63.2 million (March 31, 2020 - $72.5 million). As at June 30, 2020, Just Energy has $60.5 million of the facility remaining for future working capital and/or security requirements. Just Energy's obligations under the credit facility is supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, the Barbados and German operations.
[2]	On September 12, 2018, Just Energy entered into a US$250 million non-revolving multi-draw senior unsecured term loan facility (the "8.75% loan") with Sagard Credit Partners, LP and certain funds managed by a leading U.S.-based global fixed income asset manager. The 8.75% loan bears interest at 8.75% per annum payable semi-annually in arrears on June 30 and December 31 in each year plus fees and will mature on September 12, 2023. Counterparties were issued 7.5 million warrants at a strike price of $8.56 each, convertible to one Just Energy common stock. The value of these warrants has been assessed as nominal. The 8.75% loan has three tranches. The first tranche of US$50 million is earmarked for general corporate purposes, including to pay down Just Energy's credit facility. The second tranche of US$150 million is earmarked towards the settlement of Just Energy's 6.5% convertible bonds. The third tranche of US$50 million is earmarked for investments and future acquisitions. As of June 30, 2020, US$207.0 million was drawn from the 8.75% loan. In July 2019, the Company drew US$14 million on the debt which was secured by a personal guarantee from a director of the Company. At June 30, 2020 the Company has US$43.0 million available under the facility to draw, earmarked for investments and future acquisitions. The Company has amended the covenants on its senior unsecured term loan facility to increase the senior debt to EBITDA covenant ratio from 1.65:1 to 2.30:1 and the total debt to EBITDA covenant from 3.50:1 to 4.25:1 for the first quarter of fiscal 2021. As at June 30, 2020 the Company was compliant with all of these covenants. The Recapitalization announced by the Company on July 8, 2020 includes an extension of the senior unsecured loan facility for the US$205.9 million to March 2024, with a portion of interest to be paid in-kind.
[3]	On September 12, 2018, Just Energy entered into a US$250 million non-revolving multi-draw senior unsecured term loan facility (the "8.75% loan") with Sagard Credit Partners, LP and certain funds managed by a leading U.S.-based global fixed income asset manager. The 8.75% loan bears interest at 8.75% per annum payable semi-annually in arrears on June 30 and December 31 in each year plus fees and will mature on September 12, 2023. Counterparties were issued 7.5 million warrants at a strike price of $8.56 each, convertible to one Just Energy common stock. The value of these warrants has been assessed as nominal. The 8.75% loan has three tranches. The first tranche of US$50 million is earmarked for general corporate purposes, including to pay down Just Energy's credit facility. The second tranche of US$150 million is earmarked towards the settlement of Just Energy's 6.5% convertible bonds. The third tranche of US$50 million is earmarked for investments and future acquisitions. As of June 30, 2020, US$207.0 million was drawn from the 8.75% loan. In July 2019, the Company drew US$14 million on the debt which was secured by a personal guarantee from a director of the Company. At June 30, 2020 the Company has US$43.0 million available under the facility to draw, earmarked for investments and future acquisitions. The Company has amended the covenants on its senior unsecured term loan facility to increase the senior debt to EBITDA covenant ratio from 1.65:1 to 2.30:1 and the total debt to EBITDA covenant from 3.50:1 to 4.25:1 for the first quarter of fiscal 2021. As at June 30, 2020 the Company was compliant with all of these covenants. The Recapitalization announced by the Company on July 8, 2020 includes an extension of the senior unsecured loan facility for the US$205.9 million to March 2024, with a portion of interest to be paid in-kind.